Cover page	Oct. 13, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 13, 2026
Entity Registrant Name	OCCIDENTAL PETROLEUM CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	1-9210
Entity Tax Identification Number	95-4035997
Entity Address, Address Line One	5 Greenway Plaza
Entity Address, Address Line Two	Suite 110
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77046
City Area Code	713
Local Phone Number	215-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000797468
Amendment Flag	false
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.20 par value
Trading Symbol	OXY
Security Exchange Name	NYSE
Warrants to Purchase Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Warrants to Purchase Common Stock, $0.20 par value
Trading Symbol	OXY WS
Security Exchange Name	NYSE